Available for Sale Securities (Details) (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Common stock, outstanding (in shares)	68,881,807	62,322,550
Hydrocarb Energy Corporation [Member]
Schedule of Available-for-sale Securities [Line Items]
Realized gain on sale of available for sale securities	$ 177,750
Issuance of common stock (in shares)	1,859,879
Notes receivable	1,000,000
Available for sale securities	3,515,171	1,173,000
Common stock, outstanding (in shares)	1,859,879	575,000
Available-for-sale securities cost basis	3,589,567	802,250
Unrecognized loss on available for sale securities	$ 74,396	$ 350,750
Hydrocarb Energy Corporation [Member] | Employee [Member]
Schedule of Available-for-sale Securities [Line Items]
Issuance of common stock (in shares)	575,000